Loss for the Period - Disclosure of Detailed Information About Profit Loss from Operating Activities (Details) (Parenthetical) - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Loss For Period
Staff costs for warrants	$ 11,600	$ 11,600	$ 11,600